Leases and Other Liabilities - Summary of Leases and Other Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Disclosure of quantitative information about leases and other liabilities [line items]
Current Portion of Leases	$ 1,241	$ 854
Lease liabilities	3,066	3,113
Mining contractor liability	3,500	3,500
Other liabilities	6,566	6,613
Office leases [member]
Disclosure of quantitative information about leases and other liabilities [line items]
Lease liabilities	1,182	1,199
Vehicles and equipment leases [Member]
Disclosure of quantitative information about leases and other liabilities [line items]
Lease liabilities	36	69
Land lease [member]
Disclosure of quantitative information about leases and other liabilities [line items]
Lease liabilities	$ 1,848	$ 1,845